INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Details 1
Excess of unused exploration expenditures over carrying value of mineral property interests	$ 2,656,168	$ 2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,085,102	3,937,688
Capital losses carried forward	999,649	993,649
Unrecognized deductible temporary differences	$ 8,433,759	$ 8,286,345